UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [   ];  Amendment Number:________________
This Amendment (Check only one.):  [    ] is a restatement
 		                   [    ] adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whelan and Gratny Capital Managment
Address   611 Santa Cruz Ave., Suite C
                Menlo Park, CA 94025

Form 13F File Number:  28-_05629______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Harry Gabriel Whelan III
Title: Principal
Phone: 650-833-7880

Signature, Place, and Date of Signing:

Harry G. Whelan           Menlo Park, CA           10/25/00
[Signature]               [City, State]             [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager (s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

List of Other Managers Reporting for this Manager: NONE
















	FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  138

Form 13F Information Table Value Total:  166322



List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file
number (s) of all institutional investment managers with
respect to which this report is filed, other than the manager
filing this report.   NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Wireless Group            Common           001957406      626 30000.000SH       SOLE                30000.000
Abbott Laboratories            Common           002824100      732 15390.000SH       SOLE                15390.000
Adaptec Inc                    Common           00651F108     2064 103200.000SH      SOLE               103200.000
Adobe Systems, Inc.            Common           00724F101     1552 10000.000SH       SOLE                10000.000
Advance Radio Telecom Corp.    Common           00754U101      559 65790.000SH       SOLE                65790.000
Affymetrix Corporation         Common           00826T108     2294 46000.000SH       SOLE                46000.000
Agilent Technologies           Common           00846U101     1596 32606.000SH       SOLE                32606.000
Alza Corporation               Common           022615108     2104 24322.000SH       SOLE                24322.000
America Online Inc.            Common           02364J104     1028 19126.000SH       SOLE                19126.000
American Telephone & Telegraph Common           001957109      249 8487.000 SH       SOLE                 8487.000
Applied Materials              Common           038222105     1756 29600.000SH       SOLE                29600.000
Ariba Inc.                     Common           04033V104      630 4400.000 SH       SOLE                 4400.000
Aspect Telecommunications Corp Common           04523Q102      825 40000.000SH       SOLE                40000.000
Avery Dennison Corp.           Common           053611109      464 10000.000SH       SOLE                10000.000
Aviron Inc.                    Common           053762100     1080 18515.000SH       SOLE                18515.000
Baxter International Inc       Common           071813109      341 4275.000 SH       SOLE                 4275.000
Boeing Co.                     Common           097023105      315 5000.000 SH       SOLE                 5000.000
Boston Scientific              Common           101137107      597 36300.000SH       SOLE                36300.000
Bristol Myers Squibb Company   Common           110122108      923 16160.000SH       SOLE                16160.000
Business Objects               Common           12328X107      735 6500.000 SH       SOLE                 6500.000
Ceragon Networks Ltd           Common           M22013102      403 15000.000SH       SOLE                15000.000
CheckFree Corporation          Common           162813109      787 18795.000SH       SOLE                18795.000
Chippac Inc 'A'                Common           169657103      558 47000.000SH       SOLE                47000.000
Cisco Corp.                    Common           17275R102     4145 75022.000SH       SOLE                75022.000
Colt Telecom ADR               Common           196877104     4936 44775.000SH       SOLE                44775.000
Commerce One                   Common           200693109    26630 339232.000SH      SOLE               339232.000
Conexant Systems Inc.          Common           207142100     1348 32200.000SH       SOLE                32200.000
Copper Mtn. Networks           Common           217510106      750 20000.000SH       SOLE                20000.000
Cornerstone Realty Income Trus Common           21922V102      106 10000.000SH       SOLE                10000.000
Coulter Pharmaceutical         Common           222116105     2441 84550.000SH       SOLE                84550.000
Ditech Communications          Common           25500M103     1243 30310.000SH       SOLE                30310.000
Duke Power Company             Common           264399106      429 5000.000 SH       SOLE                 5000.000
Dupont Corporation             Common           263534109      249 6000.000 SH       SOLE                 6000.000
E.Piphany, Inc.                Common           26881v100      407 5286.000 SH       SOLE                 5286.000
EBT Intl Inc                   Common           268248101      497 100000.000SH      SOLE               100000.000
EMC Corporation                Common           268648102      991 10000.000SH       SOLE                10000.000
East-West Bancorp              Common           27579r107      196 10000.000SH       SOLE                10000.000
Egghead.com Inc.               Common           282329101       35 15000.000SH       SOLE                15000.000
Electric Lightwave             Common           284895109      215 25350.000SH       SOLE                25350.000
Eli Lilly & Co.                Common           532457108     1038 12800.000SH       SOLE                12800.000
Enron Corp.                    Common           293561106     1205 13754.000SH       SOLE                13754.000
Entrust Technologies           Common           293848107     3366 121862.000SH      SOLE               121862.000
Eprise Corp                    Common           294352109      155 18000.000SH       SOLE                18000.000
Fairchild Semiconductor Intl   Common           303726103     1766 62800.000SH       SOLE                62800.000
Finisar Corp                   Common           31787A101     1354 28000.000SH       SOLE                28000.000
First Republic Bank            Common           336158100      602 20000.000SH       SOLE                20000.000
Fogdog Inc.                    Common           344167101      136 149952.999SH      SOLE               149952.999
Fourth Shift                   Common           351128103      151 71040.000SH       SOLE                71040.000
GST Telecommunications         Common           361942105        1 25000.000SH       SOLE                25000.000
Gemstar International Group Lt Common           36866W106     1147 13160.000SH       SOLE                13160.000
Genentech Inc - New            Common           368710406     1857 10000.000SH       SOLE                10000.000
General Motors Class H         Common           370442832     1259 33850.000SH       SOLE                33850.000
Global Telesystems Inc.        Common           37936U104      162 35450.000SH       SOLE                35450.000
Greater Bay Bancorp.           Common           391648102      694 10000.000SH       SOLE                10000.000
Guidant Corp.                  Common           401698105     2374 33587.000SH       SOLE                33587.000
HI FN Inc                      Common           428358105      204 3000.000 SH       SOLE                 3000.000
Halliburton                    Common           406216101     1297 26500.000SH       SOLE                26500.000
Healthsouth Corp               Common           421924101     2356 290000.000SH      SOLE               290000.000
Hertz Corporation              Common           428040109      349 11000.000SH       SOLE                11000.000
Hewlett Packard Company        Common           428236103      833 8590.000 SH       SOLE                 8590.000
I 2 Technologies               Common           465754109      514 2750.000 SH       SOLE                 2750.000
I3 Mobile Inc                  Common           465713105      238 35300.000SH       SOLE                35300.000
ICO Global Communications Hold Common           g4705t109        0 52150.000SH       SOLE                52150.000
Imperial Oil                   Common           453038408      235 9000.000 SH       SOLE                 9000.000
Incyte Pharmaceuticals         Common           45337C102      679 16500.000SH       SOLE                16500.000
Infineon Technologies AG       Common           45662N103      986 20750.000SH       SOLE                20750.000
Infinity Broadcasting Corp.    Common           45662s102      445 13500.000SH       SOLE                13500.000
Inhale Therapeutics            Common           457191104     2943 52200.000SH       SOLE                52200.000
Integrated Telecom Express     Common           45817U101      519 25000.000SH       SOLE                25000.000
Intel Corp.                    Common           458140100     1039 25000.000SH       SOLE                25000.000
Internet Capital Group         Common           46059C106      293 16800.000SH       SOLE                16800.000
Intuit Corp.                   Common           461202103      581 10200.000SH       SOLE                10200.000
JD Edwards                     Common           281667105      336 13000.000SH       SOLE                13000.000
Johnson & Johnson              Common           478160104      720 7668.000 SH       SOLE                 7668.000
KLA/Tencor                     Common           482480100      824 20000.000SH       SOLE                20000.000
Keravision Inc                 Common           492061106       96 30000.000SH       SOLE                30000.000
Legato Systems Inc.            Common           524651106     1518 113000.000SH      SOLE               113000.000
Lockheed Martin                Common           539830109      824 25000.000SH       SOLE                25000.000
Loral Space & Communications   Common           G56462107     1420 231830.000SH      SOLE               231830.000
Lucent Technologies            Common           549463107     1556 50918.000SH       SOLE                50918.000
MDSI - Mobile Data Solutions I Common           55268N100      220 20000.000SH       SOLE                20000.000
McDonald's Corp                Common           580135101      815 27000.000SH       SOLE                27000.000
McKesson HBOC Inc.             Common           58155q103      827 27050.000SH       SOLE                27050.000
Mercury Interactive            Common           589405109     2734 17440.000SH       SOLE                17440.000
Millenium Pharmaceutical       Common           599902103     4586 31400.000SH       SOLE                31400.000
Motorola, Inc.                 Common           620076109     1043 36930.000SH       SOLE                36930.000
Multex.com, Inc.               Common           625367107      471 27500.000SH       SOLE                27500.000
National Instruments           Common           636518102     4987 113022.000SH      SOLE               113022.000
Nokia Corporation              Common           654902204      850 21350.000SH       SOLE                21350.000
Novell Inc.                    Common           670006105     2147 216000.000SH      SOLE               216000.000
Novoste Corp.                  Common           67010C100     1538 36200.000SH       SOLE                36200.000
P S C Inc.                     Common           69361E107     2201 733587.000SH      SOLE               733587.000
PSInet Inc.                    Common           74437C101      775 80500.000SH       SOLE                80500.000
Pfizer Inc.                    Common           717081103      337 7500.000 SH       SOLE                 7500.000
Pharmacia Corp.                Common           71713u102      963 16000.000SH       SOLE                16000.000
Phillips Petroleum             Common           718507106      314 5000.000 SH       SOLE                 5000.000
Pinnacle Holdings Inc.         Common           72346n101      886 33275.000SH       SOLE                33275.000
Polartechnics, Ltd.            Common           Q7682M103       22 10000.000SH       SOLE                10000.000
Portal Software, Inc.          Common           736126103      260 6500.000 SH       SOLE                 6500.000
Proctor and Gamble             Common           742718109      670 10000.000SH       SOLE                10000.000
Qualcomm                       Common           747525103      264 3700.000 SH       SOLE                 3700.000
Real Networks, Inc.            Common           75605L104      596 15000.000SH       SOLE                15000.000
Remedy Corporation             Common           759548100      604 32000.000SH       SOLE                32000.000
S1 Corp.                       Common           78463B101      627 52500.000SH       SOLE                52500.000
ST Microelectronics            Common           861012102     2086 43800.000SH       SOLE                43800.000
Sage Inc                       Common           786632109      922 104666.000SH      SOLE               104666.000
Satyam Infoway Ltd ADS         Common           804099109      814 60000.000SH       SOLE                60000.000
Schlumberger Ltd.              Common           806857108      206 2500.000 SH       SOLE                 2500.000
Silicon Valley Bancshares      Common           827064106     1165 20000.000SH       SOLE                20000.000
Sirius Satellite Radio         Common           82966U103     1518 28700.000SH       SOLE                28700.000
Smart Force (Formerly CBT Grou Common           124853300      527 11125.000SH       SOLE                11125.000
Softnet Systems Inc.           Common           833964109      249 41650.000SH       SOLE                41650.000
Spieker Properties             Common           848497103      604 10500.000SH       SOLE                10500.000
Sprint Corporation             Common           852061100      293 10000.000SH       SOLE                10000.000
St. Jude Medical               Common           790849103      510 10000.000SH       SOLE                10000.000
Sylvan Learning System         Common           871399101     1358 91700.000SH       SOLE                91700.000
Symbol Technologies            Common           871508107     2930 81525.000SH       SOLE                81525.000
TIBCO Software                 Common           88632Q103     2512 29750.000SH       SOLE                29750.000
Tekelec                        Common           879101103      657 20000.000SH       SOLE                20000.000
Tektronix, Inc.                Common           879131100      234 3050.000 SH       SOLE                 3050.000
Telesystem International Wirel Common           879946101      378 26750.000SH       SOLE                26750.000
Telxon                         Common           879700102      213 12200.000SH       SOLE                12200.000
Texas Instruments              Common           882508104      944 20000.000SH       SOLE                20000.000
Tripath Technology             Common           89672P104      845 33200.000SH       SOLE                33200.000
United Parcel Service          Common           911312106      696 12350.000SH       SOLE                12350.000
Unocal Corp.                   Common           915289102      354 10000.000SH       SOLE                10000.000
VA Linux Systems Inc           Common           91819B105     3638 78660.000SH       SOLE                78660.000
Ventro Corp                    Common           922815105      737 67000.000SH       SOLE                67000.000
Verizon Communications         Common                          591 12200.000SH       SOLE                12200.000
Viasat, Inc.                   Common           92552V100     2597 116060.000SH      SOLE               116060.000
Viatel, Inc.                   Common           925529208     1001 97685.000SH       SOLE                97685.000
Vodafone Airtouch Plc Adr      Common           92857T107      555 15000.000SH       SOLE                15000.000
Wal Mart                       Common           931142103      433 9000.000 SH       SOLE                 9000.000
Walt Disney Co.                Common           254687106      229 6000.000 SH       SOLE                 6000.000
Wells Fargo & Company          Common           949740104      735 16000.000SH       SOLE                16000.000
Williams Companies             Common           969457100      570 13500.000SH       SOLE                13500.000
XM Satellite Radio             Common           983759101      495 11500.000SH       SOLE                11500.000
Zion Bancorp                   Common           989701107     1074 21000.000SH       SOLE                21000.000